Income Taxes - Schedule of Provision for Federal Income Tax (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (15,823)	$ (5,445)	$ (1,466)	$ (4,061)
Valuation allowance	15,823	5,445	1,466	4,061
Net deferred tax assets